Financial Assets and Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
1 July 2025 - 30 June 2026	€ 107,902	€ 139,103
1 July 2026 - 30 June 2027	46,375	33,962
1 July 2027 - 30 June 2028	23,087	21,545
1 July 2028 - 30 June 2029	11,793	13,814
1 July 2029 - 30 June 2030	2,454	3,356
More than five years	1,709	2,554
Total	€ 193,320	€ 214,334